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                                                              September 30, 2002
 FUND PROFILE
T. ROWE PRICE

Retirement Funds

 Five retirement funds that blend stocks and bonds to achieve different risk and reward goals.

TROWEPRICELOGO


This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.
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 What is each fund's objective?

   Retirement 2010 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 67% stocks and 33% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The Retirement 2010 Fund will convert into the Retirement Income Fund approximately five years after the year 2010.

   Retirement 2020 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 79% stocks and 21% bonds, with an increasing allocation to bonds over time. The Retirement 2020 Fund will convert into the Retirement Income Fund approximately five years after the year 2020.

   Retirement 2030 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 90% stocks and 10% bonds for several years, then increasing the allocation to bonds over time. The Retirement 2030 Fund will convert into the Retirement Income Fund approximately five years after the year 2030.

   Retirement 2040 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 90% stocks and 10% bonds for a substantial number of years, then increasing the allocation to bonds over time. The Retirement 2040 Fund will convert into the Retirement Income Fund approximately five years after the year 2040.

   Retirement Income Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.


 What is each fund's principal investment strategy?

   Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds. The following tables detail the way each portfolio will initially be allocated among the various asset classes. They also show which sectors within those asset classes the portfolios will have exposure to, the T. Rowe Price funds that will be used to represent those sectors, and the expected initial allocations to each individual fund.
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
 Table 1  Retirement 2010 Fund
  Asset Class                        Sector             Fund                   Allocation
  Conservative Fixed Income     5%   Short-Term Bonds   Short-Term Bond             5.0%
  Fixed Income                  28   Domestic Bonds     New Income                    20.0
                                     High Yield Bonds   High Yield                     8.0
  Stocks                        67   Large-Cap          Equity Index 500              21.0
                                     Large-Cap Growth   Growth Stock                  11.0
                                     Large-Cap Value    Value                         11.0
                                     Mid-Cap            Mid-Cap Growth                 7.0
                                     Small Blend        Small-Cap Stock                7.0
                                     International      International Stock           10.0
 -----------------------------------------------------------------------------------------


 Table 2  Retirement 2020 Fund
  Asset Class                        Sector             Fund                   Allocation
  Fixed Income                 21%   Domestic Bonds     New Income                   12.5%
                                     High Yield Bonds   High Yield                     8.5
  Stocks                        79   Large-Cap          Equity Index 500              10.0
                                     Large-Cap Growth   Growth Stock                  21.0
                                     Large-Cap Value    Value                         21.0
                                     Mid-Cap            Mid-Cap Growth                 7.5
                                     Small Blend        Small-Cap Stock                7.5
                                     International      International Stock           12.0
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


 Table 3  Retirement 2030 Fund
  Asset Class                        Sector             Fund                   Allocation
  Fixed Income                 10%   Domestic Bonds     New Income                    5.0%
                                     High Yield Bonds   High Yield                     5.0
  Stocks                        90   Large-Cap          Equity Index 500               6.0
                                     Large-Cap Growth   Growth Stock                  25.5
                                     Large-Cap Value    Value                         25.5
                                     Mid-Cap            Mid-Cap Growth                 9.0
                                     Small Blend        Small-Cap Stock                9.0
                                     International      International Stock           15.0
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


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
 Table 4  Retirement 2040 Fund
  Asset Class                        Sector             Fund                   Allocation
  Fixed Income                 10%   Domestic Bonds     New Income                    5.0%
                                     High Yield Bonds   High Yield                     5.0
  Stocks                        90   Large-Cap          Equity Index 500               6.0
                                     Large-Cap Growth   Growth Stock                  25.5
                                     Large-Cap Value    Value                         25.5
                                     Mid-Cap            Mid-Cap Growth                 9.0
                                     Small Blend        Small-Cap Stock                9.0
                                     International      International Stock           15.0
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



   Over time, the allocation to asset classes and individual funds will change according to a formula generally represented by the following "glide path." (The "glide" represents the shifting of asset classes.) As the glide path shows, the closer each fund gets to the stated retirement date, the more conservative its asset mix becomes.


Glidepath Chart
Funds Stocks Fixed Income Conservative Fixed Income
"25"    90      10      0
"24     88.43   11.57   0
"23"    86.86   13.14   0
"22"    85.29   14.71   0
"21"    83.71   16.29   0
"20"    82.14   17.86   0
"19"    80.57   19.43   0
"18"    79      21      0
"17"    77.8    21.7    0.5
"16"    76.6    22.4    1
"15"    75.4    23.1    1.5
"14"    74.2    23.8    2
"13"    73      24.5    2.5
"12"    71.8    25.2    3
"11"    70.6    25.9    3.5
"10"    69.4    26.6    4
"9"     68.2    27.3    4.5
"8"     67      28      5
"7"     65.87   28.17   6
"6"     64.7    28.33   7
"5"     63.53   28.5    8
"4"     62.33   28.67   9
"3"     61.17   28.83   10
"2"     60      29      11
"1"     57.5    29.25   13.25
"0"     55      29.5    15.5
"1"     52.5    29.75   17.75
"2"     50      30      20
"3"     46.67   30      23.33
"4"     43.33   30      26.67
"5"     40      30      30
"6"     40      30      30
"7"     40      30      30
"8"     40      30      30
"9"     40      30      30
"10"    40      30      30
"11"    40      30      30
"12"    40      30      30
"13"    40      30      30
"14"    40      30      30
"15"    40      30      30



   Once the 2010 portfolio reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will be converted to the Retirement Income Fund. The other Retirement Funds will convert into the Retirement Income Fund when they reach their most conservative asset allocations. Such conversions will occur without shareholder vote as long as permissible under then existing law. The following table shows the expected asset-class allocations, as well as the individual underlying fund allocations, for the Retirement Income Fund.
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
 Table 5 Retirement Income Fund
  Asset Class                          Sector             Fund                    Allocation
  Conservative Fixed Income     30%    Short-Term Bonds   Short-Term Bond          0-30.0%
                                       Money Market       Summit Cash Reserves  0-30.0
  Fixed Income                    30   Domestic Bonds     New Income            22.5
                                       High Yield Bonds   High Yield            7.5
  Stocks                          40   Large-Cap          Equity Index 500      26.0
                                       Mid-Cap            Mid-Cap Growth        4.0
                                       Small Blend        Small-Cap Stock       4.0
                                       International      International Stock   6.0
 --------------------------------------------------------------------------------------------



   Broad asset class allocations are not expected to vary from the prescribed glide path formula by more than five percentage points, and individual fund exposures are not expected to vary by more than three percentage points. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.

   Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. These include:

   General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including
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   disappointing earnings or changes in the competitive environment. Finally, a fund's investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

   Small- and mid-cap stock risks. To the extent the funds own stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

   Growth and value approach risks. There are risks associated with each fund's exposure to investments representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may be appropriately priced.

   International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  .Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

  .General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  .Emerging market risk. To the extent the funds invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

   Fixed-income risks. To the extent that these funds have exposure to the bond or money market, they may be subject to the following risks:

  .Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest
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   rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  .Credit risk. This is the chance that any of a fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

  .Each fund's share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other gov ernment agency.


 How can I tell which fund is most appropriate for me?

   Consider your estimated retirement date and risk tolerance. In general, these funds' investment programs assume a retirement age of 65. It is expected that the shareholder will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.

 Table 6  Range of Average Weighted Expense Ratios as
of July 31, 2002*
                     Retirement                        Retirement       Retirement       Retirement       Retirement
                        2010                              2020             2030             2040            Income

                   0.69% to 0.74%                    0.78% to 0.81%   0.82% to 0.84%   0.82% to 0.84%   0.42% to 0.63%
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


 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.


   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or
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   lower, the table uses midpoints of the ranges to show the expenses you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

     Fund                     1 year             3 years
     Retirement 2010           $74                 $230
                        ----------------------------------------
     Retirement 2020            82                  255
                        ----------------------------------------
     Retirement 2030            85                  265
                        ----------------------------------------
     Retirement 2040            85                  265
                        ----------------------------------------
     Retirement Income          54                  170
    -----------------------------------------------------------------



 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edmund M. Notzon III has been chairman of the funds' Investment Advisory Committee since 2002 and has been managing investments for T. Rowe Price since 1989. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds' investment programs. He joined T. Rowe Price in 1992 and has been managing investments since 1993.

 To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan's toll-free number for additional information. Also note that this profile may include funds not available through your plan.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.
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 When will I receive income and capital gain distributions?

   The Retirement Income Fund distributes income monthly and net capital gains, if any, at year-end. The Retirement 2010, Retirement 2020, Retirement 2030, and Retirement 2040 Funds distribute income annually and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses; . automated information and transaction services by telephone or computer; . electronic transfers between fund and bank accounts; . automatic investing and automatic exchange; and . brokerage services, including cash management features.
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com

LOGO

                                                                     RPS C16-035
 T. Rowe Price Investment Services, Inc., Distributor.